Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingent Liabilities [Abstract]
Schedule of aggregate minimum lease and rental payments under non-cancelable operating leases
2016	1,725
2017	1,929
2018	1,560
2019	1,377
2020 and thereafter	1,727

8,318